RGI-Q3

Quarterly Report
May 31, 2026
MFS®  Core Equity Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 2.6%
BWX Technologies, Inc.	70,614	$13,831,870
Curtiss-Wright Corp.	33,060	24,715,987
General Dynamics Corp.	57,310	19,876,254
General Electric Co.	40,743	13,190,954
Howmet Aerospace, Inc.	96,696	24,971,742
Leidos Holdings, Inc.	194,706	24,883,427
RBC Bearings, Inc. (a)	26,228	15,001,367
RTX Corp.	195,581	35,138,082
		$171,609,683
Apparel, Footwear, & Accessories – 0.5%
Amer Sports, Inc. (a)	213,242	$7,587,151
Birkenstock Holding PLC (a)(l)	324,126	14,608,359
Columbia Sportswear Co.	65,684	4,346,967
Wolverine World Wide, Inc.	194,384	3,411,439
		$29,953,916
Auto & Auto Components – 1.1%
Aptiv PLC (a)	149,418	$10,151,459
Carvana Co. (a)	523,123	38,187,979
LKQ Corp.	393,238	10,664,615
Visteon Corp.	78,850	9,327,166
		$68,331,219
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	371,968	$32,491,405
KKR & Co., Inc.	274,185	26,305,309
Northern Trust Corp.	60,312	9,978,620
Raymond James Financial, Inc.	81,704	11,717,171
TPG, Inc.	222,439	9,469,228
		$89,961,733
Business Services – 0.9%
Accenture PLC, “A”	112,696	$21,082,041
Fidelity National Information Services, Inc.	212,869	9,151,238
TransUnion	244,849	17,521,394
Verisk Analytics, Inc., “A”	67,627	11,834,049
		$59,588,722
Chemicals – 0.6%
Albemarle Corp.	79,903	$14,096,487
Linde PLC	48,778	24,276,323
		$38,372,810
Conglomerates – 0.7%
Honeywell International, Inc.	196,375	$46,709,758
Construction – 1.6%
CRH PLC	338,294	$36,803,005
Ferguson Enterprises, Inc.	54,136	12,233,112
Sherwin-Williams Co.	49,961	15,180,150
Simpson Manufacturing Co., Inc.	203,857	38,679,827
		$102,896,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Colgate-Palmolive Co.	293,805	$26,480,645
e.l.f. Beauty, Inc. (a)	32,128	1,799,168
International Flavors & Fragrances, Inc.	67,624	5,142,805
Kenvue, Inc.	1,079,666	18,656,628
		$52,079,246
Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc. (a)	113,959	$7,136,113
Grand Canyon Education, Inc. (a)	44,607	6,684,359
Phoenix Educations Partners, Inc.	101,181	3,059,713
Uber Technologies, Inc. (a)	535,625	37,708,000
		$54,588,185
Containers – 0.2%
Avery Dennison Corp.	60,857	$9,680,523
Diversified Financial Services – 2.5%
Bullish (a)(l)	41,068	$1,433,684
CME Group, Inc.	90,604	24,783,818
Mastercard, Inc., “A”	176,224	87,051,132
Moody's Corp.	57,848	26,219,606
Visa, Inc., “A”	70,973	23,162,748
		$162,650,988
Electrical Equipment – 2.1%
AMETEK, Inc.	126,816	$28,641,394
Amphenol Corp., “A”	314,115	46,727,747
Arxis, Inc. (a)	178,822	8,034,472
Emerson Electric Co.	193,769	27,867,858
W.W. Grainger, Inc.	19,906	24,568,781
		$135,840,252
Energy - Independent – 2.5%
ConocoPhillips	498,240	$56,789,395
EQT Corp.	221,664	12,176,003
Exxon Mobil Corp.	444,495	64,567,344
Permian Resources Corp.	487,959	9,383,452
Valero Energy Corp.	90,155	22,071,747
		$164,987,941
Energy - Renewables – 0.6%
GE Vernova, Inc.	39,482	$38,231,210
Engineering - Construction – 1.7%
Jacobs Solutions, Inc.	124,286	$14,896,920
Legence Corp., “A” (a)	477,783	40,009,548
MYR Group, Inc. (a)	96,722	44,981,533
Primoris Services Corp.	91,883	11,557,044
		$111,445,045
Entertainment & Leisure – 0.5%
Live Nation Entertainment, Inc. (a)	72,501	$12,209,893
Take-Two Interactive Software, Inc. (a)	76,198	17,080,544
		$29,290,437
Food & Beverages – 1.3%
Celsius Holdings, Inc. (a)	123,242	$4,100,261
Coca-Cola Europacific Partners PLC	126,581	11,479,631
Mondelez International, Inc.	382,571	23,401,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	260,251	$37,525,592
Tyson Foods, Inc., “A”	140,713	8,586,307
		$85,093,659
Forest & Paper Products – 0.1%
International Paper Co.	276,700	$9,261,149
Global Systemically Important Banks – 3.3%
JPMorgan Chase & Co.	396,192	$118,584,228
Morgan Stanley	237,281	49,354,448
Wells Fargo & Co.	570,397	44,228,583
		$212,167,259
Hardware, Peripherals, & Assembly – 11.0%
Apple, Inc. (s)	1,274,401	$397,689,576
Arista Networks, Inc. (a)	703,729	112,223,664
Block, Inc., “A” (a)	192,105	14,546,191
Coherent Corp. (a)	40,478	14,631,583
Micron Technology, Inc.	81,558	79,192,818
Sandisk Corp. of Delaware (a)	30,232	51,242,635
Seagate Technology Holdings PLC	30,533	26,862,933
Zebra Technologies Corp., “A” (a)	68,295	16,638,711
		$713,028,111
Health Maintenance Organizations – 1.0%
Cigna Group	152,934	$42,423,892
Humana, Inc.	72,055	22,007,038
		$64,430,930
Insurance – 3.0%
Aon PLC	109,765	$34,692,326
Arthur J. Gallagher & Co.	101,906	20,494,316
Assurant, Inc.	45,386	11,295,214
Chubb Ltd.	129,971	40,515,860
Everest Group Ltd.	28,163	9,125,657
Lincoln National Corp.	224,291	7,915,229
Principal Financial Group, Inc.	160,262	16,606,348
Progressive Corp.	125,443	23,884,347
Selective Insurance Group, Inc.	111,565	9,654,835
Willis Towers Watson PLC	68,046	16,989,045
		$191,173,177
Interactive Media Services – 7.9%
Alphabet, Inc., “A” (s)	917,655	$349,020,903
Meta Platforms, Inc., “A”	256,912	162,499,409
		$511,520,312
Machinery & Tools – 2.2%
Caterpillar, Inc.	70,467	$61,719,931
Donaldson Co., Inc.	69,171	5,663,030
Nordson Corp.	60,172	17,289,221
Pentair PLC	334,890	23,723,607
Trane Technologies PLC	78,146	35,267,290
		$143,663,079
Media – 1.1%
Netflix, Inc. (a)	512,052	$44,046,713
Spotify Technology S.A. (a)	53,783	26,766,723
		$70,813,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	114,620	$15,596,343
IDEXX Laboratories, Inc. (a)	13,976	7,875,895
Lumexa Imaging Holdings, Inc. (a)	705,991	5,492,610
Waystar Holding Corp. (a)	125,973	2,508,123
		$31,472,971
Medical Equipment – 2.7%
Becton, Dickinson and Co.	203,167	$29,889,929
Boston Scientific Corp. (a)	627,315	30,305,588
Medtronic PLC	636,626	46,989,365
Repligen Corp. (a)	115,736	14,345,477
STERIS PLC	53,059	11,287,241
Waters Corp. (a)	111,648	42,824,823
		$175,642,423
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	113,029	$25,415,701
Non-Global Systemically Important Banks – 1.1%
American Express Co.	49,294	$15,600,072
Columbia Banking System, Inc.	327,702	9,713,087
PNC Financial Services Group, Inc.	171,534	37,929,598
Prosperity Bancshares, Inc.	156,902	10,819,962
		$74,062,719
Oil Services – 0.4%
SLB Ltd.	299,785	$16,353,272
TechnipFMC PLC	158,780	10,863,727
		$27,216,999
Pharmaceuticals & Biotechnology – 5.1%
Gilead Sciences, Inc.	601,901	$80,913,552
Illumina, Inc. (a)	137,830	22,460,777
Johnson & Johnson	380,934	85,835,858
Pfizer, Inc.	3,640,296	95,302,949
Vertex Pharmaceuticals, Inc. (a)	99,165	44,380,304
		$328,893,440
Pollution Control – 0.4%
GFL Environmental, Inc.	825,175	$27,676,370
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	194,257	$23,238,965
NNN REIT, Inc.	388,158	17,276,912
		$40,515,877
Real Estate - Storage & Office – 0.3%
Highwoods Properties, Inc., REIT	358,645	$9,360,635
Rexford Industrial Realty, Inc., REIT	187,664	6,656,442
SmartStop Self Storage REIT	202,452	6,326,625
		$22,343,702
Restaurants – 1.2%
Aramark	476,075	$25,412,884
Dutch Bros, Inc., “A” (a)	149,660	8,680,280
Performance Food Group Co. (a)	232,633	22,842,234
Starbucks Corp.	206,469	20,473,466
		$77,408,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 7.1%
Amazon.com, Inc. (a)(s)	1,220,482	$330,311,249
BJ's Wholesale Club Holdings, Inc. (a)	514,269	43,856,860
Floor & Decor Holdings, Inc., “A” (a)	604,813	31,087,388
TJX Cos., Inc.	246,310	38,116,473
Tractor Supply Co.	562,995	17,751,232
		$461,123,202
Semiconductor & Electronic Components – 13.6%
Advanced Energy Industries, Inc.	56,650	$17,118,497
Analog Devices, Inc.	79,686	32,978,051
Broadcom, Inc.	551,360	246,331,107
KLA Corp.	32,863	63,153,156
MACOM Technology Solutions Holdings, Inc. (a)	56,940	20,762,602
NVIDIA Corp.	2,374,239	501,296,822
		$881,640,235
Software – 9.0%
Autodesk, Inc. (a)	95,207	$22,022,331
Bentley Systems, Inc., “B”	502,919	16,415,276
Cadence Design Systems, Inc. (a)	180,331	67,611,502
DigitalOcean, Inc. (a)	136,451	21,279,533
Guidewire Software, Inc. (a)	222,522	33,972,434
Intuit, Inc.	58,917	19,532,753
JFrog Ltd. (a)	342,429	27,216,257
Microsoft Corp.	734,623	330,756,659
MongoDB, Inc. (a)	35,467	11,900,952
Okta, Inc. (a)	254,329	31,351,136
		$582,058,833
Telecom - Infrastructure – 0.5%
Digital Realty Trust, Inc., REIT	165,307	$31,408,330
Telecom Services – 0.9%
EchoStar Corp., “A” (a)(l)	140,015	$18,088,538
T-Mobile USA, Inc.	225,820	42,348,024
		$60,436,562
Tobacco – 0.6%
Philip Morris International, Inc.	211,290	$37,478,620
Transportation & Logistics – 0.5%
FedEx Corp.	36,446	$15,006,641
XPO, Inc. (a)	76,320	16,351,560
		$31,358,201
Travel, Gaming, & Lodging – 0.8%
DraftKings, Inc. (a)	183,432	$4,492,250
Hilton Worldwide Holdings, Inc.	86,995	28,504,782
Viking Holdings Ltd. (a)	182,431	16,803,719
		$49,800,751
Utilities – 2.1%
Duke Energy Corp.	171,345	$21,029,172
Evergy, Inc.	141,896	11,641,148
NextEra Energy, Inc.	223,495	19,446,300
PG&E Corp.	1,722,413	28,144,228
Sempra	258,965	23,081,551
Vistra Corp.	121,013	19,389,913

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Xcel Energy, Inc.	173,108	$13,762,086
		$136,494,398
Total Common Stocks		$6,469,817,072
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.69% (v)	18,089,845	$18,091,654
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	33,075,626	$33,075,626

Other Assets, Less Liabilities – (0.6)%		(38,811,367)
Net Assets – 100.0%		$6,482,172,985

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,091,654 and
$6,502,892,698, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At May 31, 2026, the fund had cash collateral of $5,135 and other liquid securities collateral with an aggregate value of $585,346.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,469,817,072	$—	$—	$6,469,817,072
Investment Companies	51,167,280	—	—	51,167,280
Total	$6,520,984,352	$—	$—	$6,520,984,352
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,271,018	$873,743,737	$875,916,590	$(6,438)	$(73)	$18,091,654

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,193,537	$—